Financial Income (Expense), Net	6 Months Ended
Jun. 30, 2026
Financial Income (Expense), Net [Abstract]
Financial income (expense), net

Note 12. Financial income (expense), net

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Financial income:
Interest on deposits and investments	$10,060	$11,196
Changes in exchange rates	2	1,672
Other	77	1,136

Financial expenses:
Bank charges	(77)	(85)
Changes in exchange rates	(1,114)	(405)
Other	(195)	(80)
	$8,753	$13,434